William J. Evers Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America Three Gateway Center Newark, New Jersey 07102 (973-802-3716) William.evers@prudential.com

March 23, 2022

RE:
Post-Effective Amendment to N-6 Registration Statement
Talcott Resolution Life and Annuity Insurance Company (“Depositor”)
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company (“Registrant”)
File Nos. 811-07273 and 333-148815

The Post-Effective Amendment filed pursuant to Rule 485(a) on October 5, 2021 for the following Class/Contracts were made in error and should be ignored.

Class/Contract C000008050	Stag Variable Life Last Survivor II (Series I)
Class/Contract C000008051	Stag Variable Life Last Survivor (Series I)
Class/Contract C000030348	Hartford Variable Universal Life Last Survivor
Class/Contract C000059504	Hartford Select Leaders Last Survivor
Class/Contract C000059506	Stag VL Last Survivor II (Series II)
Class/Contract C000062107	Hartford Leaders VUL Legacy
Class/Contract C000062108	Hartford Leaders VUL Liberty
Class/Contract C000064575	Hartford Leaders Variable Universal Life Joint Legacy
Class/Contract C000073655	Hartford Leaders VUL Joint Legacy II
Class/Contract C000080424	Hartford Leaders VUL Liberty Series II
Class/Contract C000080426	Hartford Leaders VUL Joint Legacy II Series II
Class/Contract C000115951	Hartford Leaders VUL Liberty 2012

/s/ William J. Evers	March 23, 2022

William J. Evers Vice President and Corporate Counsel	Date